SEGMENT REPORTING (Details Narrative) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Number of operating segments	2	2
Number of reportable segments	true	true